Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	September 30, 2015	December 31, 2014
	(Unaudited)
Patents	$393,370	$393,370
Less accumulated amortization	(214,637)	(200,272)
	178,733	193,098
Patents pending	248,272	226,420
Total intangible assets, net	$427,005	$419,518

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $2,703 and $14,365, for the three and nine-months ended September 30, 2015, respectively. Amortization expense was $7,652 and $22,955, for the three and nine-months ended September 30, 2014, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 20 issued patents, including 13 in the United States and 7 others in China, India, Japan, and Hong Kong. These patents will expire during the years of 2023 to 2028, subject to any patent term extensions of the individual patent. The Company has 1 patent application pending in the United States and 5 foreign patent applications pending in Europe, Canada, and Brazil.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	December 31, 2014	December 31, 2013
Patents	$393,370	$380,394
Less accumulated amortization	(200,272)	(168,363)
	193,098	212,031
Patents pending	226,420	212,726
Total intangible assets, net	$419,518	$424,757

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $31,909 and $30,609, for the years ended December 31, 2014 and 2013, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 20 issued patents, including 13 in the United States and 7 others in China, India, Japan, and Hong Kong. These patents will expire during the years of 2023 to 2028, subject to any patent term extensions of the individual patent. The Company has 1 patent application pending in the United States and 5 foreign patent applications pending in Europe, Canada, and Brazil.